Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 13 – COMMITMENTS AND CONTINGENCIES

The Company has entered into multiple lease agreements for the lease of premises for factory buildings, office spaces and warehouses. Also see Note 8 for operating leases with related parties.

Rental expense, including operating leases with related parties, for the years ended December 2017, 2016 and 2015 was $163,497, $161,136 and $95,843, respectively. The Company has future minimum lease obligations as of December 31, 2017 as follows:

2018	$198,927
2019	203,947
2020	214,489
2021	37,655
2022	18,443
Thereafter	92,217
Total	$765,678